Cash and Cash Equivalents - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 3,827	£ 5,297
Accrued interest	3	55
Restricted cash and cash equivalents principally due to exchange control restrictions	67	339
Imperial Tobacco Canada
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	340	2,249
Restricted cash and cash equivalents	268	2,072
Hedging Instrument
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 24	£ 49